Financial instruments by category (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of financial instruments by category

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Financial assets at amortized cost
Cash and cash equivalents	₩	312,427	335,814
Current portion of long-term bank deposit		-	30,000
Short-term loan receivable, net		561,944	442,894
Other receivables		27,250	33,411
Long-term bank deposit		30,000	-
Long-term loan receivable, net		1,958,880	1,671,780
Long-term other receivables, net		398	-
Other non-current financial assets		519,945	525,042
Total	₩	3,410,844	3,038,941

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Financial liabilities at amortized cost
Accounts payable - other (*)	₩	1,755,551	1,374,936
Bond with warrants		3,209,760	3,265,312
Lease liabilities		479,785	552,631
Short-term borrowings		1,000,000	-
Financial liabilities at fair value through profit or loss
Derivative liabilities		979,969	1,267,801
Total	₩	7,425,065	6,460,680

(*)	Accounts payable that are not financial liabilities are excluded.

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Financial assets at amortized cost
Cash and cash equivalents	₩	335,814	3,662,174
Current portion of long-term bank deposit		30,000	-
Short-term loan receivable, net		442,894	214,245
Other receivables		33,411	202,477
Long-term bank deposit		-	30,000
Long-term loan receivable, net		1,671,780	1,917,960
Long-term other receivables, net		-	2,065
Other non-current financial assets		525,042	473,682
Total	₩	3,038,941	6,502,603

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Financial liabilities at amortized cost
Accounts payable - other (*)	₩	1,374,936	996,719
Bond with warrants, net		3,265,312	3,519,139
Lease liabilities		552,631	669,032
Financial liabilities at fair value through profit or loss
Derivative liabilities		1,267,801	1,473,823
Total	₩	6,460,680	6,658,713

(*)	Accounts payable that are not financial liabilities are excluded.

Schedule of net gains and losses by category of financial instruments

		Six-month period ended June 30, 2026
		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
		(In thousands of Korean won)
Interest income	₩	109,493	-	-	109,493
Interest expenses		-	(351,045)	-	(351,045)
Foreign currency differences		4,899	(66,795)	-	(61,896)
Gains on disposal		3,560	-	-	3,560
Gains on valuation		-	-	117,845	117,845
Losses on repayment		-	(12)	-	(12)
Losses on valuation		-	-	(57,213)	(57,213)
Total	₩	117,952	(417,852)	60,632	(239,268)

		Six-month period ended June 30, 2025
		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
		(In thousands of Korean won)
Interest income	₩	121,109	-	-	121,109
Interest expenses		-	(385,423)	-	(385,423)
Foreign currency differences		20,439	(4,530)	-	15,909
Gains on valuation		-	-	309,333	309,333
Losses on repayment		-	(17,292)	-	(17,292)
Total	₩	141,548	(407,245)	309,333	43,636

		2025
		Financial assets at amortized cost	Financial assets at fair value through other comprehensive income	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
		(In thousands of Korean won)
Interest income	₩	230,557	-	-	-	230,557
Interest expense		-	-	(798,128)	-	(798,128)
Foreign currency differences		4,205	-	-	-	4,205
Gain on valuation		-	-	-	455,141	455,141
Loss on bond redemption		-	-	(69,890)	-	(69,890)
Total	₩	234,762	-	(868,018)	455,141	(178,115)

		2024
		Financial assets at amortized cost	Financial assets at fair value through other comprehensive income	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
		(In thousands of Korean won)
Interest income	₩	193,012	-	-	-	193,012
Interest expense		-	-	(988,178)	-	(988,178)
Foreign currency differences		8,501	-	-	-	8,501
Gain on valuation		-	-	-	667,835	667,835
Loss on bond redemption		-	-	(283,780)	-	(283,780)
Total	₩	201,513	-	(1,271,958)	667,835	(402,610)